Note 7: Related Party Transactions (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended				12 Months Ended	14 Months Ended	3 Months Ended			12 Months Ended
	May 31, 2013		May 31, 2011		May 31, 2013	May 31, 2011	Feb. 28, 2008 MsMarinaKarpilovskiMember	Feb. 28, 2008 MrMichaelZazkisMember	May 31, 2011 Peter Matousek	May 31, 2012 All Officers and Directors as a Group
Related Party Transaction, Description of Transaction	On May 1, 2013, President, CEO and Director, Jerry G. Mikolajczyk, loaned to the Company $20,000 to be applied against the purchase of Series B Preferred Shares. The loan is unsecured and non-interest bearing.	[1]	On March 28, 2011, the Company entered into Redemption Agreement with Peter Matousek, the Company’s president and director, which provides in part for the Company to redeem from Mr. Matousek 140 million shares of the Company’s common stock at a price of $87,500 or $0.000625 per share. On May 31, 2011, Mr. Matousek assigned the Note Payable to Comtax Services, Inc	[2]	The Company issued an aggregate of 180,000 shares for the period ending May 31, 2013 with an average price of $0.01846 per share to the Board pursuant to Board Member Compensation Agreements with Mr. Peter Matousek, Mr. Jerry G. Mikolajczyk, and Dr. William D. Spier, refer to NOTE 17: EXECUTIVE AND BOARD COMPENSATION for additional detail. [3]	Prior to June 1, 2011, our President, CEO and Director, Jerry G. Mikolajczyk, performed services for the Company on a consulting contract through a consulting agency, Comtax Services, Inc. (Comtax). From April 1, 2010 to February 28, 2011, Comtax charged a fixed monthly fee of $2,500, a minimum of 10 hours per month for Mr. Mikolajczyk, an aggregate of $27,500 for the 11 months for Mr. Mikolajczyk’s services to the Company. For the period March 1, 2011 to May 31, 2011, Comtax charged the Company an aggregate of $387,275 (1,106.5 hours) for the services of Mr. Mikolajczyk plus $10,974 in travel expenses Mr. Mikolajczyk incurred on behalf of the Company. On October 31, 2012, Comtax assigned the trade payables to Mr. Mikolajczyk d/b/a/ Lighthouse Investments, as unsecured Promissory Notes. The Promissory Notes, an aggregate of $398,249, are non-interest bearing with no due date. Mr. Mikolajczyk was an officer of Comtax until his resignation on May 31, 2011 and terminated his consulting contract with Comtax as of May 31, 2011 prior to accepting his executive and director positions with the Company. [4]	On December 20, 2007, pursuant to the terms of a subscription agreement, the Company sold 80,000,000 (post forward split) shares of common stock to Ms. Marina Karpilovski, the Company's former President and a director, for cash payment of $1,000.	On December 20, 2007 pursuant to the terms of a subscription agreement, the Company sold 320,000,000 (post forward split) shares of common stock to Mr. Michael Zazkis, the Company's former Secretary, Treasurer and a director, for cash payment of $4,000.		The Company issued an aggregate of 142,500 shares for the period ending May 31, 2012 with an average price of $0.0518 per share to the Executive and Board pursuant to a Management and Financial Service Agreement with Mr. Peter Matousek and a Board Member Compensation Agreement with Mr. Peter Matousek, Mr. Donald Lynch, Mr. Kevin M. Grapes, Mr. Jerry G. Mikolajczyk, and Dr. William D. Spier, refer to NOTE 17: EXECUTIVE AND BOARD COMPENSATION for additional detail. [5]
Related Party Transaction, Amounts of Transaction							$ 1,000	$ 4,000
Stock Repurchased During Period, Shares									140
Stock Repurchased During Period, Value									$ 87,500

[1]	Loan to Company from Mikolajczyk to be applied to Series B Preferred Shares
[2]	Stock Redemption by Peter Matousek
[3]	Board member compensation to board members Matousek, Mikolajczyk and Spier
[4]	Transactions prior to June 1, 2011
[5]	Executive and Board member compensation to Matousek, Lynch, Grapes, Mikolajczyk and Spier